TAXATION	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
TAXATION

12.	TAXATION

The components of income tax (credit) expense are as follows:

(in thousands of $)	2014	2013	2012
Current tax (credit) expense:
U.K.	2,212	(27)	2,101
Indonesia	—	—	6,828
Brazil	—	—	1,002
Total current (credit) tax expense	2,212	(27)	9,931
Deferred tax expense:
U.K.	161	110	91
Amortization of tax benefit arising on intra-group transfers of long-term assets (see note 30)	(3,487)	(3,487)	(7,257)
Total income tax (credit) expense	(1,114)	(3,404)	2,765

The income taxes for the years ended December 31, 2014, 2013 and 2012 differed from the amount computed by applying the Bermuda statutory income tax rate of 0% as follows:

	Year ended December 31
(In thousands of $)	2014	2013	2012
Income taxes at statutory rate	—	—	—
Effect of deferred tax benefit on intra-group transfers of long-term assets	(3,487)	(3,487)	(7,257)
Effect of adjustments in respect of current tax in prior periods	1,411	(188)	953
Effect of taxable income in various countries	962	271	9,069
Total tax (credit) expense	(1,114)	(3,404)	2,765

Bermuda

Under current Bermuda law, we are not required to pay corporate income taxes or other taxes (other than duty on goods imported into Bermuda and payroll tax in respect of any Bermuda-resident employees). We have received written assurance from the Minister of Finance in Bermuda that, in the event of any such taxes being imposed, we will be exempted from taxation until March 31, 2035.

United States

Pursuant to the Internal Revenue Code of the United States (the "Code"), U.S. source income from the international operations of ships is generally exempt from U.S. tax if the company operating the ships meets certain requirements.  Among other things, in order to qualify for this exemption, the company operating the ships must be incorporated in a country which grants an equivalent exemption from income taxes to U.S. citizens and U.S. corporations and must be more than 50% owned by individuals who are residents, as defined, in such country or another foreign country that grants an equivalent exemption to U.S. citizens and U.S. corporations.  The management of the company believes that we satisfied these requirements and therefore by virtue of the above provisions, we were not subject to tax on our U.S. source income.

United Kingdom

Current taxation of $2.2 million, $nil and $2.1 million for the years ended December 31, 2014, 2013 and 2012, respectively, relates to taxation of the operations of our United Kingdom subsidiaries, which includes amounts paid by one of our U.K. subsidiary's branch offices in Oslo.  Taxable revenues in the U.K. are generated by our U.K. subsidiary companies and are comprised of management fees received from Golar group companies as well as revenues from the operation of three of Golar's vessels.  These vessels are sub-leased from other non-U.K Golar companies.

As at December 31, 2014, our 2014 U.K. income tax returns have not been filed.  Accordingly, once filed, the tax years 2011 to 2014 remain open for examination by the U.K. tax authorities. As at December 31, 2014, the statutory rate in the U.K. was 21% and will be reduced to 20% with effect from April 1, 2015.

There are ongoing inquiries and discussions with the UK tax authorities for certain subsidiaries in relation to tax depreciation claims. If the UK tax authorities successfully challenged the availability of the tax depreciation claims, this would impact our tax returns from 2003 onwards. Further detail on this matter is included within ‘Other contractual commitments and contingencies.

Deferred income tax assets are summarized as follows:

(in thousands of $)	2014	2013
Deferred tax assets, gross and net (see note 26)	260	421

We recorded deferred tax assets of $0.3 million and $0.4 million as of December 31, 2014 and 2013, respectively which have been classified as non-current and included within other non-current assets (see note 26).  These assets relate to differences for depreciation and other temporary differences.

Indonesia

Current taxation charge of $nil, $nil and $6.8 million for the years ended December 31, 2014, 2013, and 2012, respectively, refers to taxation levied on the operations of Golar Partners' Indonesian subsidiary for the periods prior to deconsolidation of Golar Partners in December 2012. The tax exposure in Indonesia was mitigated by revenue due under the charter.

Brazil

Current taxation charge of $nil, $nil and $1.0 million for the years ended December 31, 2014, 2013 and 2012, respectively, refers to taxation levied on Golar Partners' Brazilian operations for the periods prior to deconsolidation of Golar Partners in December 2012.

Other jurisdictions

No tax has been levied on income derived from our subsidiaries registered in Liberia, the Marshall Islands and the British Virgin Islands. Under the Consolidated Tax Amendments Act of 2010, our Liberian subsidiaries should be considered non-resident Liberian corporations which are wholly exempted from Liberian taxation effective as of 1977.

For the periods to desconsolidation, 2010 to 2012, remain open for examination by the Brazillian tax authorities while there are no years open for tax examination for Indonesia.

There are no potential deferred tax liabilities arising on undistributed earnings within the Company. This is because no tax should arise on the distribution of any retained earnings.